Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Purchased Credit Impaired Loans Acquired Through Kasson State Bank Acquisition - Kasson State Bank [Member] $ in Thousands	5 Months Ended
Dec. 31, 2015 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Balance at August 14, 2015	$ 1,134
Balance at August 14, 2015	(497)
Balance at August 14, 2015	637
Change due to payments/refinances	(260)
Change due to payments/refinances	48
Change due to payments/refinances	(212)
Transferred to foreclosed assets	0
Transferred to foreclosed assets	0
Transferred to foreclosed assets	0
Change due to loan charge-off	(319)
Change due to loan charge-off	287
Change due to loan charge-off	(32)
Balance at December 31, 2015	555
Balance at December 31, 2015	(162)
Balance at December 31, 2015	$ 393